Shareholder Report, Average Annual Return (Details)	12 Months Ended	60 Months Ended	120 Months Ended
	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
C000012470
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Polaris Global Value Fund
Without Sales Load [Member] | C000012470
Average Annual Return [Line Items]
Average Annual Return, Percent	26.97%	9.28%	9.15%
MSCI World Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI World Index
Average Annual Return, Percent	21.09%	12.15%	12.17%